Employee Stock Options - Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares $ / shares in Billions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of stock options, outstanding	738,534	792,534	703,034
Number of options, Granted	0	0	117,500
Number of options, exercised	0	0	0
Number of options, forfeited/expired	0	(54,000)	(28,000)
Number of stock options, outstanding	738,534	738,534	792,534	703,034
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance	$ 290.0	$ 286.2	$ 300.4
Weighted Average Exercise Price, granted	0.0	0.0	258.0
Weighted Average Exercise Price, exercise	0.0	0.0	0.0
Weighted Average Exercise Price, forfeited/expired	0.0	237.0	520.2
Balance	$ 290.1	$ 290.0	$ 286.2	$ 300.4
Share Of Common Stock Underlying Option [Abstract]
Total shares of common stock underlying the options, outstanding	70	88	99
Total shares of common stock underlying the options, Granted	0	0	3
Total shares of common stock underlying the options, Exercised	0
Total shares of common stock underlying the options, Forfeited/expired	0	(18)	(14)
Total shares of common stock underlying the options, outstanding	70	70	88	99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term in Years, granted			9 years 7 months 6 days
Weighted average remaining contractual term in Years, forfeited/expired		7 years 9 months 18 days	8 years 7 months 6 days
Weighted average remaining contractual term in Years, outstanding	6 years 8 months 12 days	7 years	8 years	8 years 9 months 18 days